Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity	The following table summarizes RSU activity during the three months ended March 31, 2023:

	Shares	Weighted- Average Grant-Date Fair Value
RSUs outstanding at December 31, 2022	1,622,840	$9.41
Vested	(426,208)	$9.93

RSUs outstanding at March 31, 2023	1,196,632	$9.23

The following table summarizes RSU activity during the year ended December 31, 2022:

	Shares	Weighted- Average Grant-Date Fair Value
RSUs outstanding at December 31, 2021	3,887,750	$8.85
Granted	85,040	$4.00
Forfeited	(296,250)	$8.71
Vested	(2,053,700)	$8.24

RSUs outstanding at December 31, 2022	1,622,840	$9.41

Summary of Stock Option Activity	The following table summarizes stock option activity during the three months ended March 31, 2023:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2022	5,042,628	$3.86	9.5
Granted	185,900	$4.13
Exercised	(105,049)	$4.00
Forfeited	(97,200)	$3.81

Options outstanding at March 31, 2023	5,026,279	$3.87	9.4

Options exercisable at March 31, 2023	68,925	$4.10	9.7

The following table summarizes stock option activity during the year ended December 31, 2022:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Options outstanding at December 31, 2021	—	$—	—
Granted	5,165,328	$3.86
Forfeited	(122,700)	$3.73

Options outstanding at December 31, 2022	5,042,628	$3.86	9.5

Options exercisable December 31, 2022	131,461	$3.99	2.1

Summary of Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted
The weighted-average assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2023 were as follows:

Expected term (in years)	5.9
Volatility	66.3%
Risk-free rate	3.6%
Dividend yield	0.0%

The weighted-average assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2022 were as follows:

Expected term (in years)	6.0
Volatility	60.0%
Risk-free rate	3.5%
Dividend yield	0.0%